Basis of Presentation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassifications [Line Items]
Selling and Marketing Expense	$ 133,151,000	$ 112,151,000	$ 157,771,000	$ 116,855,000	$ 64,375,000
Advertising Expense	32,300,000	38,700,000	55,500,000	46,900,000	23,700,000
Scenario, Adjustment [Member]
Reclassifications [Line Items]
Selling and Marketing Expense				3,200,000	2,100,000
Advertising Expense				$ 8,200,000	$ 2,600,000